Long-term and short-term loans issued - Changes in the ECL allowances (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Changes in the ECL allowances
Loans overdue but not impaired	₽ 0		₽ 0		₽ 0
Loans issued | Loss allowance / Impairment
Changes in the ECL allowances
ECL allowance as of beginning of the period	(1,146)	₽ (553)	(853)	₽ (429)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(127)	(209)	(420)	(341)
Amounts sold and written off	107		107
Amounts written off				8
ECL allowance as end of the period	(1,166)	(762)	(1,166)	(762)
Loans issued | Loss allowance / Impairment | 12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(170)	(165)	(216)	(175)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(8)	(71)	(89)	(132)
Transfers between stages		16	127	87
ECL allowance as end of the period	(178)	(220)	(178)	(220)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(126)	(73)	(120)	(60)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	16	(35)	17	(39)
Transfers between stages	2	(5)	(5)	(14)
ECL allowance as end of the period	(108)	(113)	(108)	(113)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(850)	(315)	(517)	(194)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(135)	(103)	(348)	(170)
Transfers between stages	(2)	(11)	(122)	(73)
Amounts sold and written off	107		107
Amounts written off				8
ECL allowance as end of the period	₽ (880)	₽ (429)	₽ (880)	₽ (429)